Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	2024		2023
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,871,868	16,031	1,909,190	16,320
Issued Upon Exercise of Warrants	3,982	39	2,610	26
Issued Under Stock Option Plans	5,049	68	3,679	58
Purchase of Common Shares under NCIB	(55,861)	(479)	(43,611)	(373)
Outstanding, End of Year	1,825,038	15,659	1,871,868	16,031

	2024
	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	—	—
Purchase of Common Shares Under Employee Benefit Plan	2,000	43
Outstanding, End of Year	2,000	43

	2024		2023
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	36,000	519	36,000	519
Preferred Shares Redeemed	(10,000)	(163)	—	—
Outstanding, End of Year	26,000	356	36,000	519
The Company had the following preferred shares outstanding as at December 31, 2024:

As at December 31, 2024	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	5.21	1,260
Series 5 First Preferred Shares	March 31, 2025	4.59	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94	6,000
(1)The floating-rate dividend was 6.77 percent from December 31, 2023, to March 30, 2024 (December 31, 2022, to March 30, 2023 – 5.86 percent); 6.71 percent from March 31, 2024, to June 29, 2024 (March 31, 2023, to June 29, 2023 – 6.29 percent); 6.60 percent from June 30, 2024, to September 29, 2024 (June 30, 2023, to September 29, 2023 – 6.29 percent); and 5.94 percent from September 30, 2024, to December 30, 2024 (September 30, 2023, to December 30, 2023 – 6.89 percent).
Issued and Outstanding – Warrants

	2024		2023
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	7,625	25	55,720	184
Exercised	(3,982)	(13)	(2,610)	(8)
Purchased and Cancelled	—	—	(45,485)	(151)
Outstanding, End of Year	3,643	12	7,625	25

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Total
As at December 31, 2022	2,395	296	2,691
Stock-Based Compensation Expense	—	11	11
Purchase of Common Shares Under NCIB	(688)	—	(688)
Common Shares Issued on Exercise of Stock Options	—	(12)	(12)
As at December 31, 2023	1,707	295	2,002
Stock-Based Compensation Expense	—	11	11
Purchase of Common Shares Under NCIB	(966)	—	(966)
Preferred Shares Redeemed	(87)	—	(87)
Common Shares Issued on Exercise of Stock Options	—	(16)	(16)
As at December 31, 2024	654	290	944